AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.1%
Long-Term Municipal Bonds – 90.7%
California – 86.0%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035-10/01/2037	$18,255	$21,406,332
Anaheim Housing & Public Improvements Authority Series 2016 5.00%, 10/01/2034 (Pre-refunded/ETM)	2,600	2,672,228
5.00%, 10/01/2035 (Pre-refunded/ETM)	2,300	2,363,894
5.00%, 10/01/2036 (Pre-refunded/ETM)	1,380	1,418,336
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	5,000	5,130,900
Series 2020A 5.00%, 10/01/2045	1,500	1,731,315
Series 2020C 5.00%, 10/01/2045	1,000	1,154,210
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	9,348,555
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,619,286
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043-05/01/2048	5,350	5,685,230
California Community Housing Agency Series 2021A 4.00%, 02/01/2056(a)	2,000	2,120,980
California County Tobacco Securitization Agency Series 2020A 4.00%, 06/01/2040-06/01/2049	13,520	15,460,321
Series 2020B 1.75%, 06/01/2030	750	753,323
5.00%, 06/01/2049	1,000	1,201,840
California Educational Facilities Authority (Art Center College of Design) Series 2018A 5.00%, 12/01/2037-12/01/2044	8,150	9,624,408
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	5,002,504
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007T 5.00%, 03/15/2039	11,035	15,606,690
Series 2019V 5.00%, 05/01/2049	5,500	8,238,120
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 04/01/2047	4,000	4,587,440
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/2030	1,250	1,290,125
Series 2015 5.00%, 11/01/2031	2,000	2,320,400

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020A 5.00%, 08/01/2050	$1,030	$1,229,521
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2035-08/15/2047	7,365	8,660,411
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 4.00%, 04/01/2036-04/01/2040	15,165	17,693,371
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013A 5.00%, 07/01/2033	5,000	5,459,600
California Housing Finance (California Housing Finance) Series 20192 4.00%, 03/20/2033	8,094	9,082,924
California Infrastructure & Economic Development Bank 0.45%, 01/01/2050 (Pre-refunded/ETM)(a)	5,000	5,000,300
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) 5.00%, 01/01/2036(a)	1,500	1,467,105
California Municipal Finance Authority (American Heritage Education Foundation/CA) Series 2016A 5.00%, 06/01/2036-06/01/2046	3,400	3,773,144
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 04/01/2035-04/01/2041	5,960	6,610,111
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032-10/01/2039	7,510	8,844,440
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2041-05/15/2052	14,250	16,881,995
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2015A 5.00%, 02/01/2046	1,380	1,512,080
Series 2017A 5.00%, 02/01/2047	7,425	8,444,378
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,237,981

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	$5,000	$5,831,500
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2036-12/31/2037	9,685	11,603,686
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	8,950	10,012,723
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032(b)(c)(d)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2039-11/21/2045(a)	17,740	20,945,095
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	2,200	2,227,918
California Public Finance Authority (California University of Science & Medicine Obligated Group) 6.25%, 07/01/2054(a)	2,000	2,282,500
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital) Series 2017 5.00%, 10/15/2037-10/15/2047	3,665	4,150,380
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 06/01/2042(a)	2,750	2,955,590
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) 5.25%, 07/01/2052	2,500	2,827,025
Series 2015A 5.00%, 07/01/2045(a)	4,675	5,218,375
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2047(a)	2,765	3,049,748
California School Finance Authority (Classical Academy Obligated Group) Series 2020A 5.00%, 10/01/2050(a)	3,000	3,408,420
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046-06/01/2051(a)	5,235	5,603,551
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	430	473,748

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2035(a)	$4,770	$5,275,238
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 5.00%, 07/01/2058(a)	625	683,731
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015A 5.00%, 08/01/2045(a)	1,000	1,091,860
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017A 5.00%, 07/01/2037-07/01/2047(a)	3,420	3,970,959
Series 2020A 4.00%, 07/01/2050-07/01/2055(a)	2,215	2,476,846
California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.00%, 07/01/2034	600	662,832
California School Finance Authority (Rocketship Education Obligated Group) Series 2016A 5.00%, 06/01/2036-06/01/2046(a)	3,500	3,762,220
Series 2017A 5.125%, 06/01/2047(a)	700	764,225
Series 2017G 5.00%, 06/01/2037-06/01/2053(a)	1,910	2,103,233
California School Finance Authority (Summit Public Schools Obligated Group) 5.00%, 06/01/2047(a)	1,500	1,677,750
Series 2017 5.00%, 06/01/2053(a)	3,450	3,848,578
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014A 5.625%, 10/01/2034	575	625,456
5.875%, 10/01/2044	1,000	1,089,430
6.00%, 10/01/2049	715	781,945
California State Public Works Board (California State Public Works Board Lease) Series 2012A 5.00%, 04/01/2037	5,000	5,243,450
California State University Series 2020D 1.49%, 11/01/2028	1,500	1,488,300
Series 2020E 2.897%, 11/01/2051	2,000	2,007,820
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,927,275
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,341,820

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/2026-10/01/2045	$5,645	$6,345,974
California Statewide Communities Development Authority (California Baptist University) Series 2017A 5.00%, 11/01/2032-11/01/2041(a)	3,010	3,437,534
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 05/15/2034-05/15/2036	3,910	4,581,005
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020A 5.00%, 04/01/2035	1,000	1,266,320
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2051(a)	2,150	2,387,317
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/2036(a)	5,000	5,658,200
Series 2018A 5.50%, 12/01/2058(a)	1,700	1,993,335
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/2044(a)	1,800	1,857,294
5.375%, 11/01/2049(a)	2,500	2,588,350
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.25%, 07/01/2039-07/01/2052(a)	6,135	6,678,980
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001B Zero Coupon, 08/01/2025	8,000	7,011,840
City of Atwater CA Wastewater Revenue AGM Series 2017A 5.00%, 05/01/2040-05/01/2043	2,000	2,341,470
City of Encinitas CA (City of Encinitas CA CFD No. 1) Series 2012 5.00%, 09/01/2026-09/01/2029	2,795	2,966,900
City of Fairfield CA (City of Fairfield CA COP) XLCA Zero Coupon, 04/01/2035	3,700	2,720,240

	Principal Amount (000)	U.S. $ Value

City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027-09/02/2029	$1,760	$1,938,615
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043-09/01/2048	6,650	7,640,576
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032-05/15/2045	5,600	6,189,590
City of Los Angeles CA Wastewater System Revenue Series 2013B 5.00%, 06/01/2031	5,000	5,500,750
City of Los Angeles Department of Airports 4.00%, 05/15/2044	4,045	4,499,618
City of Palm Springs CA Series 1991B Zero Coupon, 04/15/2021 (Pre-refunded/ETM)	37,500	37,488,375
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025-09/02/2030	3,290	3,505,795
City of Redding CA Electric System Revenue NATL Series 1992 12.168%, 07/01/2022 (Pre-refunded/ETM)(e)	250	274,583
City of Riverside CA Sewer Revenue Series 2015A 5.00%, 08/01/2033	10,090	11,873,004
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2033-09/01/2034	2,320	2,726,188
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	715	809,516
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020E 2.825%, 11/01/2041	5,000	5,164,000
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017A 5.00%, 03/01/2033-03/01/2037	8,400	9,987,805
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 05/01/2031	5,000	5,027,550
City of Santa Clara CA Electric Revenue Series 2011A 5.00%, 07/01/2030 (Pre-refunded/ETM)	1,810	1,838,634

	Principal Amount (000)	U.S. $ Value

City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032-01/01/2047	$3,750	$4,259,617
Coast Community College District Series 2019F 3.00%, 08/01/2036-08/01/2038	3,965	4,281,021
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040-09/01/2045	2,240	2,532,859
County of Sacramento CA Airport System Revenue Series 2016B 5.00%, 07/01/2036	1,755	2,059,756
CSCDA Community Improvement Authority Series 2021A 3.125%, 08/01/2056(a)	3,000	2,742,960
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,445,920
Garden Grove Unified School District Series 2013C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,827,209
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	12,940	13,384,489
Hastings Campus Housing Finance Authority (University of California Hastings College of the Law) Series 2020A 5.00%, 07/01/2045	5,000	5,694,800
Irvine Unified School District Series 2017B 5.00%, 09/01/2047	1,000	1,165,240
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031-09/01/2035	4,525	5,130,117
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2028-11/01/2029	6,580	6,759,780
Los Angeles Community College District/CA Series 2019K 4.00%, 08/01/2038	2,500	2,853,225
Los Angeles Unified School District/CA Series 2020R 4.00%, 07/01/2036-07/01/2044	20,500	24,197,380
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012B 5.00%, 10/01/2028-10/01/2029	9,220	9,789,550
M-S-R Energy Authority (Citigroup, Inc.) Series 2009A 6.50%, 11/01/2039	830	1,310,786
Series 2009B 6.50%, 11/01/2039	10,000	15,792,600

	Principal Amount (000)	U.S. $ Value

Menifee Union School District Series 2018 5.00%, 09/01/2043-09/01/2048	$2,215	$2,487,279
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2031-08/01/2033	5,340	6,215,608
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,553,284
Orange County Water District Series 2019C 4.00%, 08/15/2034	1,250	1,501,250
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	5,928,877
Palomar Health Series 2016A 5.00%, 08/01/2031	1,285	1,499,916
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,674,250
Series 2017 5.00%, 11/01/2042	1,000	1,129,500
Poway Unified School District Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	970	1,039,423
Poway Unified School District Public Financing Authority Series 2015A 5.00%, 09/01/2033-09/01/2034	2,495	2,851,290
Redding Joint Powers Financing Authority Series 2015A 5.00%, 06/01/2030	1,350	1,608,026
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032-09/01/2037	3,235	3,969,042
Riverside County Transportation Commission Series 2013A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	10,202,203
Sacramento Regional Transit District Series 2012 5.00%, 03/01/2036-03/01/2042	2,445	2,448,712
San Diego County Regional Airport Authority 5.00%, 07/01/2035-07/01/2040	2,155	2,659,987
Series 2019A 4.00%, 07/01/2037-07/01/2038	4,500	5,219,575
San Diego County Water Authority Series 2011B 5.00%, 05/01/2029-05/01/2030	16,115	16,244,081
San Diego Unified School District/CA Series 2013C 5.00%, 07/01/2032	3,180	3,519,688
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2029	1,310	1,379,627

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016B 5.00%, 08/01/2033-08/01/2035	$2,000	$2,345,790
Series 2016C 5.00%, 08/01/2032-08/01/2035	2,000	2,352,020
San Francisco Intl Airport Series 2020E 5.00%, 05/01/2037	14,475	18,067,405
San Francisco Intl Airport (San Francisco Intl Airport) Series 2012A 5.00%, 05/01/2027-05/01/2028	7,000	7,363,810
Series 2017A 5.00%, 05/01/2042	2,000	2,356,880
Series 2019A 5.00%, 05/01/2044	17,435	21,018,764
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,872,250
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007B Zero Coupon, 06/01/2032	5,485	4,397,324
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 07/01/2033-07/01/2034	8,200	9,319,028
State of California 5.00%, 04/01/2029	10,000	13,030,800
Series 2004 5.30%, 04/01/2029	5	5,019
Series 2013 5.00%, 02/01/2031	5,000	5,435,300
Series 2014 5.00%, 12/01/2030	2,000	2,242,480
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 09/01/2033-09/01/2034	3,800	4,422,054
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016A 5.00%, 08/01/2032-08/01/2036	3,500	4,105,111
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 09/01/2026-09/01/2028	2,375	2,516,104
5.50%, 09/01/2030-09/01/2033	2,135	2,255,823
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Zero Coupon, 06/01/2060	10,000	2,349,100
0.45%, 06/01/2030	500	488,305
4.00%, 06/01/2022-06/01/2049	3,750	4,173,225
5.00%, 06/01/2023	1,160	1,277,578

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California 2.25%, 06/01/2029	$435	$437,697
5.00%, 06/01/2037-06/01/2048	15,500	18,770,645
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049	1,820	1,824,914
5.00%, 10/01/2040-10/01/2049	5,200	6,343,392
Upland Unified School District Series 2011C Zero Coupon, 08/01/2035	1,020	736,379
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031-01/01/2032	7,700	8,761,205
Washington Township Health Care District Series 2017B 5.00%, 07/01/2032-07/01/2033	3,500	4,092,915
West Contra Costa Healthcare District Series 2011 6.00%, 07/01/2032 (Pre-refunded/ETM)	1,050	1,070,181

		861,191,708

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	1,710	1,942,919

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	1,385	1,701,985
Series 2015A 6.625%, 09/01/2035	430	493,760

		2,195,745

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	1,390	1,641,955

Guam – 1.3%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,493,465
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	5,240	6,032,987
Territory of Guam 5.00%, 11/15/2031	315	342,594
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	4,675	5,386,624

		13,255,670

	Principal Amount (000)	U.S. $ Value

Illinois – 0.6%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	$2,000	$2,374,480
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	3,445	4,084,702

		6,459,182

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(a)	135	170,653
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	200	252,820

		423,473

Michigan – 0.0%
City of Detroit MI 5.00%, 04/01/2036	305	353,840

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	535	588,072

Ohio – 0.4%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,890	2,126,533
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,700	1,751,000

		3,877,533

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,000	1,218,440
NATL Series 2007V 5.25%, 07/01/2035	100	113,470
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	775	971,734
AGC Series 2007C 5.50%, 07/01/2031	140	173,699
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,090	2,576,999
NATL Series 2005L 5.25%, 07/01/2035	130	146,389
NATL Series 2007N 5.25%, 07/01/2032	165	184,932

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$2,110	$2,178,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	335	371,033
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	847	699,707
Series 2019A 4.329%, 07/01/2040	1,065	1,142,905
4.55%, 07/01/2040	90	97,879
5.00%, 07/01/2058	2,650	2,928,356

		12,804,118

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	1,010	1,025,574

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,805	1,922,289

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	640	698,160

Wisconsin – 0.0%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	115	119,583

Total Long-Term Municipal Bonds (cost $865,147,449)		908,499,821

Short-Term Municipal Notes – 3.4%
California – 2.6%
City of Los Angeles CA 4.00%, 06/24/2021	11,000	11,134,200
County of Los Angeles CA Series 2020A 4.00%, 06/30/2021	4,300	4,355,427
Northern California Power Agency Series 2019A 0.02%, 07/01/2032(f)	10,675	10,675,000

		26,164,627

	Principal Amount (000)	U.S. $ Value

Texas – 0.8%
State of Texas 4.00%, 08/26/2021	$8,250	$8,405,513

Total Short-Term Municipal Notes (cost $34,559,017)		34,570,140

Total Municipal Obligations (cost $899,706,466)		943,069,961

	Shares

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(g)(h)(i) (cost $47,548,421)	47,548,421	47,548,421

Total Investments – 98.9% (cost $947,254,887)(j)		990,618,382
Other assets less liabilities – 1.1%		11,300,050

Net Assets – 100.0%		$1,001,918,432

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	$1,597,441	$—	$1,597,441
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	1,909,422	—	1,909,422
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	392,772	—	392,772
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	383,025	—	383,025
USD	655	01/15/2030	1.714%	CPI#	Maturity	31,189	—	31,189
USD	655	01/15/2030	1.731%	CPI#	Maturity	30,026	—	30,026
USD	3,320	02/15/2051	CPI#	2.290%	Maturity	85,981	—	85,981

						$4,429,856	$—	$4,429,856

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	24,590	02/05/2025	3 Month LIBOR	0.393%	Quarterly/ Semi-Annual	$(241,149)	$—	$(241,149)
USD	3,508	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	101,227	—	101,227
USD	7,882	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	244,804	—	244,804

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	37,540	02/15/2025	3 Month LIBOR	0.332%	Quarterly/ Semi-Annual	$(475,297)	$—	$(475,297)
USD	16,750	02/15/2025	0.332%	3 Month LIBOR	Semi-Annual/ Quarterly	212,073	206,196	5,877
USD	15,000	02/15/2041	1.856%	3 Month LIBOR	Semi-Annual/ Quarterly	13,819	—	13,819
USD	5,370	04/15/2044	0.962%	3 Month LIBOR	Semi-Annual/ Quarterly	985,715	—	985,715
USD	1,700	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(16,164)	—	(16,164)

						$825,028	$206,196	$618,832

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.120%	SIFMA*	Quarterly	$(122,472)	$—	$(122,472)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	(128,347)	—	(128,347)

							$(250,819)	$—	$(250,819)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $115,466,340 or 11.5% of net assets.

(b)	Non-income producing security.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(d)	Defaulted.
(e)	Inverse floater security.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(j)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,805,574 and gross unrealized depreciation of investments was $(5,644,210), resulting in net unrealized appreciation of $48,161,364.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.6%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$908,499,821	$—	$908,499,821
Short-Term Municipal Notes	—	34,570,140	—	34,570,140
Short-Term Investments	47,548,421	—	—	47,548,421

Total Investments in Securities	47,548,421	943,069,961	—	990,618,382
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	4,429,856	—	4,429,856
Centrally Cleared Interest Rate Swaps	—	1,557,638	—	1,557,638
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(732,610)	—	(732,610)
Interest Rate Swaps	—	(250,819)	—	(250,819)

Total	$47,548,421	$948,074,026	$—	$995,622,447

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,940	$227,240	$194,632	$47,548	$9